Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$674,802.78

Principal:
Principal Collections	$12,824,318.30
Prepayments in Full	$5,068,812.57
Liquidation Proceeds	$105,614.12
Recoveries	$82,837.79
Sub Total	$18,081,582.78
Collections	$18,756,385.56

Purchase Amounts:
Purchase Amounts Related to Principal	$26,207.84
Purchase Amounts Related to Interest	$188.81
Sub Total	$26,396.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,782,782.21

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,782,782.21
Servicing Fee	$282,518.25	$282,518.25	$0.00	$0.00	$18,500,263.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,500,263.96
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,500,263.96
Interest - Class A-3 Notes	$22,400.35	$22,400.35	$0.00	$0.00	$18,477,863.61
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$18,422,738.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,422,738.61
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$18,399,714.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,399,714.44
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$18,381,509.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,381,509.77
Regular Principal Payment	$16,636,238.58	$16,636,238.58	$0.00	$0.00	$1,745,271.19
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,745,271.19
Residual Released to Depositor	$0.00	$1,745,271.19	$0.00	$0.00	$0.00

Total		$18,782,782.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,636,238.58
Total					$16,636,238.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,636,238.58	$36.56	$22,400.35	$0.05	$16,658,638.93	$36.61
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$16,636,238.58	$12.64	$118,754.19	$0.09	$16,754,992.77	$12.73

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$89,601,394.51	0.1969002	$72,965,155.93	0.1603418
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$290,391,394.51	0.2206823	$273,755,155.93	0.2080396

Pool Information
Weighted Average APR	2.271%	2.273%
Weighted Average Remaining Term	30.27	29.47
Number of Receivables Outstanding	20,082	19,528
Pool Balance	$339,021,895.42	$320,790,474.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$318,504,669.37	$301,594,959.48
Pool Factor	0.2395070	0.2266271

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$19,195,515.09
Targeted Overcollateralization Amount	$47,035,318.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,035,318.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		39	$206,468.02
(Recoveries)		50	$82,837.79
Net Loss for Current Collection Period			$123,630.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4376%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2616%
Second Prior Collection Period			0.4420%
Prior Collection Period			0.0707%
Current Collection Period			0.4497%
Four Month Average (Current and Prior Three Collection Periods)			0.3060%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1569	$5,153,511.23
(Cumulative Recoveries)			$1,241,813.52
Cumulative Net Loss for All Collection Periods			$3,911,697.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2763%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,284.58
Average Net Loss for Receivables that have experienced a Realized Loss			$2,493.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.80%	262	$5,772,735.21
61-90 Days Delinquent	0.35%	53	$1,135,188.36
91-120 Days Delinquent	0.09%	10	$294,957.25
Over 120 Days Delinquent	0.07%	8	$227,390.86
Total Delinquent Receivables	2.32%	333	$7,430,271.68

Repossession Inventory:
Repossessed in the Current Collection Period		9	$192,734.57
Total Repossessed Inventory		15	$316,880.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3155%
Prior Collection Period			0.2838%
Current Collection Period			0.3636%
Three Month Average			0.3210%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5167%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	36

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	72	$1,644,622.44
2 Months Extended	93	$2,168,117.58
3+ Months Extended	31	$676,774.52

Total Receivables Extended	196	$4,489,514.54

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer